Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE 21—ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss), net of income taxes, consisted of:

	Currency Translation Adjustment, Net	Employee Benefits, Net	Total
Balance at December 31, 2011	$38,935	$14,253	$53,188
Other comprehensive income (loss)	23,872	(52,487)	(28,615)

Balance at December 31, 2012	62,807	(38,234)	24,573
Other comprehensive income (loss)	53,339	10,466	63,805

Balance at December 31, 2013	116,146	(27,768)	88,378
Other comprehensive income (loss)	(133,901)	(29,694)	(163,595)

Balance at December 31, 2014	$(17,755)	$(57,462)	$(75,217)